Commitment	12 Months Ended
Dec. 31, 2024
Disclosures Of Commitments [Abstract]
Commitment

44.	Commitment

(a)	Financing guarantee commitments
The Group provides financing guarantees services to individuals and small and micro-business owners who successfully obtain loans through the Group’s platform. The following table sets forth the balance of such commitment under the financing guarantee contracts for which the Group does not consolidate the underlying loans.

	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Financing guarantee commitments	68,502,938	54,903,487	68,017,023